Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate

	Years Ended December 31,
	2022	2021
Tax benefit at U.S. statutory rate	21.0%	21.0%
State income tax benefit, net of federal benefit	1.9%	1.6%
Nondeductible expenses	(0.3)%	1.6%
State law changes	0.5%	0.4%
Other	0.1%	0.3%
Change in valuation allowance	(23.3)%	(25.1)%
Income tax expense	(0.1)%	(0.2)%

Schedule of components of net deferred income taxes	As of December 31, 2022 and 2021, significant components of the Company’s net deferred income taxes are as follows (in thousands):

	December 31,
	2022	2021
Deferred tax assets:
Tax goodwill	$2,947	$3,267
Net operating loss carryforwards	19,743	14,794
Inventory	491	647
Acquired intangibles	1,452	1,174
Revenue interest obligation	774	1,347
Interest expense	2,533	1,866
Research and development costs	1,749	-
Operating lease liability	364	-
FiberCel litigation costs	669	-
Other	2,045	1,314
Total assets	32,767	24,409
Deferred tax liabilities:
Operating lease right-to-use assets	(350)	-
Prepaid expenses	(562)	(200)
Total liabilities	(912)	(200)

Total net deferred tax asset	31,855	24,209
Valuation allowance	(31,855)	(24,209)
Net deferred tax asset, net of valuation allowance	$—	$—